Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2017 and 2016:

	As of September 30, 2017
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$98,385	$—	$98,385
U.S. government treasuries	84,363	—	—	84,363
U.S. agency securities	—	60,646	—	60,646
Money market funds	52,504	—	—	52,504
Asset backed obligations	—	47,074	—	47,074
Commercial paper and certificates of deposit	—	33,448	—	33,448
Supranational and sovereign debt	—	8,777	—	8,777

Total available-for-sale securities	136,867	248,330	—	385,197

Derivative financial instruments, net	—	27,352	—	27,352

Other liabilities	—	—	(21,972)	(21,972)

Total	$136,867	$275,682	$(21,972)	$390,577

	As of September 30, 2016
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Corporate bonds	$—	$96,154	$—	$96,154
U.S. government treasuries	105,513	—	—	105,513
U.S. agency securities	—	48,393	—	48,393
Money market funds	449,288	—	—	449,288
Asset backed obligations	—	30,194	—	30,194
Commercial paper and certificates of deposit	—	42,498	—	42,498
Supranational and sovereign debt	—	8,342	—	8,342

Total available-for-sale securities	554,801	225,581	—	780,382

Derivative financial instruments, net	—	16,067	—	16,067

Other liabilities	—	—	(24,597)	(24,597)

Total	$554,801	$241,648	$(24,597)	$771,852